COMMITMENTS AND CONTINGENCY (Schedule Of Future Minimum Lease Payments Under Non-Cancellable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future minimum lease payments under non-cancellable leases [Abstract]
2015	$ 14,526
2016	6,809
2017	144
2018 and thereafter
Total	$ 21,479